Significant accounting policies - Additional Information (Detail) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022 USD ($) facility	Dec. 31, 2022 USD ($) facility	Dec. 31, 2021 USD ($)
Significant Accounting Policies [Line Items]
Number of electric generating facilities | facility	3	3
Cost of plant in service	$ 559,630	$ 559,630	$ 557,954
Liquidity available under the facilities	2,515,600	2,515,600	2,050,200
Accumulated depreciation related to commonly owned facilities	75,820	75,820	59,857
Expenditures		110,268	143,255
U.S. Tax reform		$ 159,568
Number of power generating facilities | facility		2
Generating assets of Long Sault	17,627,613	$ 17,627,613	16,797,503
Non-regulated energy sales		2,765,155	2,274,142
Interest expense on long-term debt and others		278,574	209,554
Asset impairment charges		(235,478)	0
Non-Regulated Energy
Significant Accounting Policies [Line Items]
Non-regulated energy sales		350,939	256,633
Long Sault and Saint-Damase Wind Powered Generating Facility | Primary Beneficiary | Power plant
Significant Accounting Policies [Line Items]
Generating assets of Long Sault	57,241	57,241	59,877
Long-term debt of Long Sault	15,024	15,024	18,344
Operating expenses and amortization		5,834	5,410
Interest expense on long-term debt and others		1,723	2,055
Long Sault and Saint-Damase Wind Powered Generating Facility | Primary Beneficiary | Power plant | Non-Regulated Energy
Significant Accounting Policies [Line Items]
Non-regulated energy sales		$ 19,752	$ 16,772
Renewable Energy Group
Significant Accounting Policies [Line Items]
Asset impairment charges	$ (75,910)
Minimum
Significant Accounting Policies [Line Items]
Ownership interest in commonly owned facilities		7.52%
U.S. Tax reform		$ 100,374
Lease renewal term	1 year	1 year
Minimum | Renewable Energy Group
Significant Accounting Policies [Line Items]
Asset impairment charges	$ 206,816
Maximum
Significant Accounting Policies [Line Items]
Ownership interest in commonly owned facilities		60.00%
U.S. Tax reform		$ 259,942
Lease renewal term	5 years	5 years
Maximum | Renewable Energy Group
Significant Accounting Policies [Line Items]
Asset impairment charges	$ 282,726
Power sales contracts | Minimum
Significant Accounting Policies [Line Items]
Intangible asset, useful life		6 years
Power sales contracts | Maximum
Significant Accounting Policies [Line Items]
Intangible asset, useful life		25 years
Interconnection agreements
Significant Accounting Policies [Line Items]
Intangible asset, useful life		40 years
Customer relationships | Minimum
Significant Accounting Policies [Line Items]
Intangible asset, useful life		25 years
Customer relationships | Maximum
Significant Accounting Policies [Line Items]
Intangible asset, useful life		40 years